Intangible Assets Loan Acquisition Costs (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure	$ 18,000
Debt issuance cost	31,301	27,800
Amortization of intangible assets	45,961	67,765
Intangible assets, net	5,217	19,877
Debt issuance costs [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	5,217
Interest Expense [Member] | Debt issuance costs [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 27,961	$ 25,923